Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Summary of Revenues by Payor Type

A summary of revenues by payor type follows (in thousands):

	Year ended December 31,
	2013	2012	2011
Medicare	$2,007,690	$2,041,016	$1,803,342
Medicaid	572,461	557,442	556,996
Medicare Advantage	367,643	352,436	306,383
Other	2,097,141	2,108,702	1,674,128
	5,044,935	5,059,596	4,340,849
Eliminations	(209,350)	(203,454)	(180,741)
	$4,835,585	$4,856,142	$4,160,108

Summary of Goodwill by Reporting Unit

A summary of goodwill by reporting unit follows (in thousands):

	Hospitals		Nursing centers		Skilled nursing rehabilitation services		Hospital rehabilitation services		Home health		Hospice		Total
Balances, December 31, 2011		$745,411	$	−		$107,026		$167,753		$49,254		$15,211	$1,084,655
Acquisitions		−		−		−		−		49,757		11,577	61,334
Impairment charges		−		−		(107,899)		−		−		−	(107,899)
Other		1,654		−		873		266		306		77	3,176
Balances, December 31, 2012		747,065		−		−		168,019		99,317		26,865	1,041,266
Acquisitions		2,546		−		−		5,315		89,605		105	97,571
Dispositions (See Note 2)		(70,131)		−		−		−		−		−	(70,131)
Impairment charges		−		−		−		−		(76,082)		−	(76,082)
Other		−		−		−		−		(462)		(60)	(522)
Balances, December 31, 2013		$679,480	$	−	$	−		$173,334		$112,378		$26,910	$992,102
Accumulated impairment charges:
December 31, 2012	$	−		$(6,080)		$(153,898)	$	−	$	−	$	−	$(159,978)
December 31, 2013	$	−		$(6,080)		$(153,898)	$	−		$(76,082)	$	−	$(236,060)

Estimated Annual Amortization Expense	The estimated annual amortization expense for the next five years for intangible assets at December 31, 2013 follows (in thousands):
2014	$21,603
2015	20,274
2016	17,882
2017	15,809
2018	15,088

Summary of Intangible Assets

A summary of intangible assets at December 31 follows (in thousands):

	2013					2012
	Cost	Accumulated amortization		Carrying value	Weighted average life	Cost	Accumulated amortization		Carrying value	Weighted average life
Non-current:
Trade names (indefinite life)	$115,400	$	−	$115,400		$115,400	$	−	$115,400
Medicare certifications (indefinite life)	94,407		−	94,407		107,487		−	107,487
Certificates of need (indefinite life)	26,167		−	26,167		19,704		−	19,704
Non-compete agreements	5,496		(2,969)	2,527	3 years	6,985		(3,921)	3,064	3 years
Leasehold interests	370		(195)	175	6 years	1,100		(661)	439	4 years
Trade names	29,434		(9,384)	20,050	8 years	24,705		(6,664)	18,041	7 years
Customer relationship assets	204,240		(39,663)	164,577	14 years	199,240		(23,608)	175,632	14 years
	$475,514		$(52,211)	$423,303		$474,621		$(34,854)	$439,767